Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Thousands, shares in Thousands															12 Months Ended
	Mar. 25, 2021 PHP (₱) shares	Jan. 01, 2021	Apr. 07, 2020 shares	Mar. 12, 2020 PHP (₱) shares	Jun. 03, 2019 PHP (₱)	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 seat	Mar. 07, 2018 shares	Mar. 02, 2018 PHP (₱)	Dec. 05, 2017	Jun. 27, 2017	Jun. 13, 2017 PHP (₱)	Aug. 24, 2016	May 30, 2016 PHP (₱)	Dec. 31, 2020 PHP (₱) seat	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 PHP (₱) shares	Mar. 28, 2019 shares	Apr. 15, 2018 shares
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment															90 days
Period due after which default occurs of trade receivables from Corporate subscribers															120 days
Period due after which there is significant increase in credit risk in asset															30 days
Period before which there is low credit risk in financial asset															30 days
Depreciation of ROU assets															₱ 4,940,000	₱ 4,393,000
Lease liabilities															20,025,000	16,315,000	₱ 15,233,000
Total lease expense																	7,321,000
Total finance lease obligations																	514
Total consideration transferred														₱ 52,800,000
Equity interest acquired													87.12%	50.00%
Total consideration												₱ 21,800,000		₱ 26,200,000
Total asset impairment on noncurrent assets																	2,122,000
Additional depreciation recognized															1,028,000	540,000	15,807,000
Decrease in depreciation recognized																1,719,000
Total depreciation and amortization of property and equipment															42,540,000	35,263,000	47,240,000
Carrying values of property and equipment, net of accumulated depreciation and amortization															260,868,000	232,134,000	195,964,000
Amortization of intangible assets (Notes 5 and 15)															2,496,000	758,000	892,000
Total carrying values of intangible assets															3,950,000	6,446,000
Consolidated unrecognized deferred income tax assets															1,940,000	2,294,000
Benefit from deferred income taxes															3,989,000	6,267,000	1,375,000
Deferred income tax assets – net (Note 7)															19,556,000	23,623,000	27,697,000
Provision for expected credit losses for trade and other receivables															6,446,000	4,071,000	4,192,000
Impairment losses for contract assets															266,000	291,000	223,000
Trade and other receivables, net of allowance for expected credit losses															22,053,000	22,436,000	22,436,000
Contract assets, net of allowance for expected credit losses															2,467,000	2,747,000
Net pension benefit costs															2,218,000	1,018,000	1,855,000
Prepaid benefit costs															76,766,000	60,231,000
Accrued benefit costs															13,342,000	8,985,000
Total provision for asset retirement obligations															2,000,000	1,767,000	₱ 1,656,000
Total fair values of noncurrent financial assets															3,724,000	1,657,000
Total fair values of noncurrent financial liabilities															217,291,000	173,457,000
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares								54									860
Number of shares outstanding | shares								914
Number of shares to be issued | shares	757																	302	204
Number of shares issued and fully paid | shares			238	238
Cash award for annual grant paid				₱ 654,000
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	₱ 1,134,000															638,000	₱ 208,000
Accrued incentive payable	₱ 1,132,000															795,000
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs															1,021,000	342,000
Defined Benefit Pension Plans [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs															2,218,000	1,018,000	₱ 1,855,000
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets															3,950,000	1,941,000
2G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized															1,458,000	₱ 1,508,000
3G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized															3,035,000
Less than 1 year [Member] | 2G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															1,397,000
Less than 1 year [Member] | 3G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															1,406,000
1-2 years [Member] | 2G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															46,000
1-2 years [Member] | 3G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															1,110,000
2023 [Member] | 2G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															46,000
2023 [Member] | 3G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															1,110,000
2024 [Member] | 3G technology related equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Expected additional depreciation															₱ 1,110,000
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets															50.00%
Total carrying values of intangible assets														₱ 18,885,000
Bow Arken Holdings Company [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets															50.00%
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Percentage of right on net assets															50.00%
PCEVs Beacon Electric Asset Holdings Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired										75.00%
Total consideration									₱ 4,852,000			₱ 21,800,000		₱ 26,200,000
Consideration settlement period in installments											annual installments from June 2018 to June 2021				annual installments until June 2021
Beacon Electric Asset Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired														50.00%
Consideration settlement period in installments															annual installments until June 2020
Percentage of ownership interest in subsidiary acquired														20.00%
Beacon Electric Asset Holdings, Inc. [Member] | PCEV [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of ownership interest in subsidiary acquired															50.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of Ownership							48.74%								48.74%
Number of board seats | seat							2								2
PLDT Communications and Energy Ventures, Inc. [Member] | Events after Reporting Period [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Percentage of Ownership		43.97%
Multisys Technologies Corporation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total consideration transferred						₱ 550,000
Payment for acquisition of shares					₱ 27,000	523,000
Investment as deposit for future stock subscription						₱ 800,000
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period															1 year
Equity interest acquired															5.00%	5.00%
Percentage of NCI for partly-owned subsidiaries of parent															5.00%	5.00%
Percentage of investment in associates															5.00%	5.00%
Bottom of range [member] | PAS 28 [Member] | Significant Influence [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest															20.00%
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period															30 years
Top of range [member] | PAS 28 [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest															20.00%